Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of November 2016

Collection Period Start	1-Nov-16	Distribution Date	15-Dec-16
Collection Period End	30-Nov-16	30/360 Days	30
Beg. of Interest Period	15-Nov-16	Actual/360 Days	30
End of Interest Period	15-Dec-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	522,126,849.61	489,808,720.89	0.5485857
Total Securities		892,857,285.72	522,126,849.61	489,808,720.89	0.5485857
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	21,254,190.14	8,112,782.38	0.0600947
Class A-2b Notes	0.888170%	197,000,000.00	31,015,373.76	11,838,652.80	0.0600947
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,141,407.76	17,534.71	97.3437612	0.1298867
Class A-2b Notes	19,176,720.96	22,955.77	97.3437612	0.1165268
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,318,128.72	433,240.48

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,542,954.57
Monthly Interest				2,530,533.70
Total Monthly Payments				10,073,488.27

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				377,400.16
Aggregate Sales Proceeds Advance				13,565,449.64
Total Advances				13,942,849.80

Vehicle Disposition Proceeds:
Reallocation Payments				16,727,400.00
Repurchase Payments				700,767.24
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,018,078.25
Excess Wear and Tear and Excess Mileage				142,280.94
Remaining Payoffs				0.00
Net Insurance Proceeds				365,200.26
Residual Value Surplus				319,610.26
Total Collections				48,289,675.02

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	12,988,018.00			984
Involuntary Repossession	42,287.00			5
Voluntary Repossession	211,450.00			13
Full Termination	3,447,378.00			232
Bankruptcty	38,267.00			3
Insurance Payoff		359,892.75		24
Customer Payoff			168,596.57	10
Grounding Dealer Payoff			3,543,615.39	189
Dealer Purchase			1,149,506.99	57
Total	16,727,400.00	359,892.75	4,861,718.95	1,517

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of November 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,940	614,557,607.25	7.00000%	522,126,849.61
Total Depreciation Received		(9,181,202.66)		(7,300,626.50)
Principal Amount of Gross Losses	(45)	(841,556.05)		(726,184.79)
Repurchase / Reallocation	(45)	(818,004.82)		(700,767.24)
Early Terminations	(975)	(15,430,434.59)		(13,096,482.64)
Scheduled Terminations	(641)	(12,074,730.59)		(10,494,067.55)
Pool Balance - End of Period	30,234	576,211,678.54		489,808,720.89

Remaining Pool Balance
Lease Payment				94,685,706.68
Residual Value				395,123,014.21
Total				489,808,720.89

III. DISTRIBUTIONS

Total Collections					48,289,675.02
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					48,289,675.02

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					352,696.72
3. Reimbursement of Sales Proceeds Advance					11,669,287.47
4. Servicing Fee:
Servicing Fee Due					435,105.71
Servicing Fee Paid					435,105.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,457,089.90

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					17,534.71

Class A-2a Notes Monthly Interest Paid					17,534.71
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					22,955.77

Class A-2b Notes Monthly Interest Paid					22,955.77
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of November 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	433,240.48
Total Note and Certificate Monthly Interest Paid	433,240.48
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,399,344.64

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,318,128.72

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,318,128.72
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,081,215.92

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of November 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,081,215.92
Gross Reserve Account Balance			16,474,075.21
Remaining Available Collections Released to Seller			3,081,215.92
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.08
Monthly Prepayment Speed			89%
Lifetime Prepayment Speed			70%

		$	units
Recoveries of Defaulted and Casualty Receivables		706,102.33
Securitization Value of Defaulted Receivables and Casualty Receivables		726,184.79	45
Aggregate Defaulted and Casualty Gain (Loss)		(20,082.46)
Pool Balance at Beginning of Collection Period		522,126,849.61
Net Loss Ratio
Current Collection Period		-0.0038%
Preceding Collection Period		-0.0446%
Second Preceding Collection Period		0.0156%
Third Preceding Collection Period		-0.0161%

Cumulative Net Losses for all Periods		0.1917%	1,711,246.79

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.86%	4,498,166.88	285
61-90 Days Delinquent	0.20%	1,061,244.62	65
91-120+ Days Delinquent	0.08%	392,051.84	19
More than 120 Days	0.01%	39,241.77	3
Total Delinquent Receivables:	1.14%	5,990,705.11	372

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.29%	0.27%
Preceding Collection Period		0.25%	0.23%
Second Preceding Collection Period		0.24%	0.23%
Third Preceding Collection Period		0.30%	0.30%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		16,435,396.00	1,216
Securitization Value		18,121,290.54	1,216
Aggregate Residual Gain (Loss)		(1,685,894.54)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		111,364,875.65	7,767
Cumulative Securitization Value		119,994,023.10	7,767
Cumulative Residual Gain (Loss)		(8,629,147.45)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance*			20,404,887.67
Reimbursement of Outstanding Advance			11,669,287.47
Additional Advances for current period			13,565,449.64
Ending Balance of Residual Advance			22,301,049.84

Beginning Balance of Payment Advance			1,028,600.67
Reimbursement of Outstanding Payment Advance			352,696.72
Additional Payment Advances for current period			377,400.16
Ending Balance of Payment Advance			1,053,304.11

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO

* In November 2016, the Servicer discovered that due to an inaccuracy in the Servicer’s reporting system, the residual values of vehicles for which the related lease had matured on its scheduled termination date were not being included in the Servicer’s calculation of required Residual Advances, and Residual Advances related to those vehicles were not made by the Servicer on the related Deposit Dates. The Beginning Balance of Residual Advances has been adjusted to reflect the correct amount of “Sales Proceeds Advances,” calculated in accordance with the transaction documents, after giving effect to the distributions and application of collections on the October and November Payment Date. The inaccuracy in the Servicer’s reporting system has since been corrected, and Residual Advances for the November Collection Period and subsequent Collection Periods will be calculated in accordance with the transaction documents.